Interest in entities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Subsidiaries with Participation of Non-Controlling Shareholders
Non-controlling
shareholders have interests in the group entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and therefore has the right to consolidate the following entities:

		Embraer Group			Comprehensive
Entity	Country	interest%	Non-controlling interest		income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	53.9	3.0
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	20.0	(0.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	23.0	10.2

				96.9

Summary of Financial Position of the Group Entities that have Non-Controlling Interest
The financial position of the most significant entity of the group with non-controlling
interests is summarized below, which is OGMA - Indústria Aeronáutica de Portugal S.A. Other entities combined represent less than 5% of consolidated profit before taxes on income.

	12.31.2019	12.31.2018
Cash and cash equivalents	24.3	12.9
Current assets	180.2	168.9
Non current assets	60.8	61.0
Current liabilities	86.5	74.5
Non current liabilities	0.4	0.1
Noncontrolling interest	53.9	54.3

	12.31.2019	12.31.2018
Revenue	277.5	162.9
Net income for the year	3.0	6.6